THE PRUDENTIAL SERIES FUND
Conservative Balanced Portfolio
Diversified Bond Portfolio
Equity Portfolio
Flexible Managed Portfolio
Global Portfolio
Government Income Portfolio
High Yield Bond Portfolio
Jennison Portfolio
Jennison 20/20 Focus Portfolio
Money Market Portfolio
Natural Resources Portfolio
Small Capitalization Stock Portfolio
Stock Index Portfolio
Value Portfolio
SP International Growth Portfolio
SP International Value Portfolio
SP Prudential U.S. Emerging Growth Portfolio
SP Small-Cap Value Portfolio

PRUDENTIAL’S GIBRALTAR FUND, INC.

Supplement dated June 9, 2011
to the

Statement of Additional Information of each of the Funds named above

This supplement amends each Fund’s Statement of Additional Information and is in addition to any existing supplement to each Fund’s Statement of Additional Information.

The section captioned “Analytical Service Providers” under the header “Disclosure of Portfolio Holdings” is deleted and replaced with the following:

Analytical Service Providers

•	Fund trades on a quarterly basis to Abel/Noser Corp. (an agency-only broker and transaction cost analysis company) as soon as practicable following a Fund's fiscal quarter-end;

•	Full holdings on a daily basis to FT Interactive Data (a fair value information service) at the end of each day;

•	Full holdings on a daily basis to FactSet Research Systems Inc. and Lipper, Inc. (investment research providers) at the end of each day;

•	Full holdings on a daily basis to Performance Explorer Limited (investment research provider for funds engaged in securities lending) at the end of each day, for certain funds;

•	Full holdings on a daily basis to Vestek (for preparation of fact sheets) at the end of each day (Target Portfolio Trust, and selected Prudential Investments Funds only);

•	Full holdings to Frank Russell Company (investment research provider) at the end of each month (Prudential Jennison Small Company Fund, Prudential Variable Contract Accounts -2 and -10 only);

•	Full holdings on a monthly basis to Fidelity Advisors (wrap program provider) approximately five days after the end of each month (Prudential Jennison Growth Fund and certain other selected Prudential Investments Funds only);

•	Full holdings on a daily basis to Brown Brothers Harriman & Co. (operations support) (Prudential Financial Services Fund only);

•	Full holdings on a daily basis to Markit WSO Corporation (certain operational functions)(Prudential Financial Services Fund only);

•	Full holdings on a daily basis to Investment Technology Group, Inc. (analytical service provider) (Prudential Financial Services Fund only);

•	Full holdings on a daily basis to State Street Bank and Trust Company (operations service provider) (Prudential Financial Services Fund only); and

•	Full holdings on a quarterly basis to Prudential Retirement Services / Watson Wyatt Investment Retirement Services (401(k) plan recordkeeping) approximately 30 days after the close of the Fund's fiscal quarter-end (Prudential Jennison Growth Fund only).

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